Business Combinations (Tables) - SK m And service Co., Ltd [Member]	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Summary of Acquiree
(i)	Summary of the acquiree

Information of acquiree
Corporate name	SK m&service Co., Ltd.
Location	16 th floor, 34, Supyo-ro, Jung-gu, Seoul, Korea
CEO	Park, Jeong-Min
Industry	Database and internet website service

Considerations Transferred Identifiable Assets Acquired and Liabilities Assumed as of the Acquisition Date
(ii)	Considerations transferred, identifiable assets acquired and liabilities assumed as of the acquisition date are as follows:

(In millions of won)
	Amounts
I. Consideration transferred:
Cash and cash equivalents	₩	72,859

II. Fair value of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents		10,547
Accounts receivable – trade and other, net		76,035
Inventories, net		3,349
Property and equipment, net		27,138
Intangible assets, net		12,462
Goodwill		2,516
Other assets		10,394
Accounts payable – trade and other		(53,894)
Income tax payable		(399)
Lease liabilities		(6,503)
Provisions		(991)
Defined benefit liabilities		(2,739)
Other liabilities		(18,337)

		59,578

III. Capital surplus and others (I - II)	₩	13,281